PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2018
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Schedule of Group's subsidiaries that have material non-controlling interests

	2017	2018
Percentage of equity interest held by non-controlling interests

Ningxia Energy	29.18%	29.18%
Guizhou Huajin	40.00%	40.00%
Guizhou Huaren	N/A	60.00%
Inner Mongolia Huayun new material Co.,Ltd (“Huayun”) (Note)	50.00%	50.00%

Profit/(loss) for the year allocated to non-controlling interests

Ningxia Energy	(5,670)	214,479
Guizhou Huajin	410,023	291,009
Guizhou Huaren	N/A	20,783
Huayun	72,903	186,945

Dividends distributed to non-controlling interests

Ningxia Energy	3,264	351,979
Guizhou Huajin	—	200,000
Guizhou Huaren	—	—
Huayun	—	—

Accumulated balances of non-controlling interests at the reporting dates

Ningxia Energy	4,914,902	4,757,014
Guizhou Huajin	695,251	782,176
Guizhou Huaren	N/A	820,675
Huayun	776,418	959,847

Ningxia Energy
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Summarized financial information of subsidiaries

2017	Ningxia Energy
Revenue	5,624,059
Total expenses	5,691,240
Loss for the year	(67,181)
Total comprehensive income for the year	(67,181)

Current assets	4,538,735
Non-current assets	33,716,269
Current liabilities	7,944,491
Non-current liabilities	19,488,716

Net cash flows from operating activities	2,110,801
Net cash flows used in investing activities	(3,933,743)
Net cash flows from financing activities	1,350,275
Effect of foreign exchange rate changes, net	—

Net decrease in cash and cash equivalents	(472,667)

2018	Ningxia Energy
Revenue	6,714,040
Total expenses	6,555,933
Profit for the year	158,107
Total comprehensive income for the year	158,107

Current assets	5,036,413
Non-current assets	32,677,977
Current liabilities	8,723,922
Non-current liabilities	18,367,979

Net cash flows from operating activities	2,755,612
Net cash flows used in investing activities	(1,616,513)
Net cash flows from financing activities	(991,998)
Effect of foreign exchange rate changes, net	—

Net increase in cash and cash equivalents	147,101

Guizhou Huajin
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Summarized financial information of subsidiaries

2017	Guizhou Huajin
Revenue	4,123,352
Total expenses	3,098,295
Profit for the year	1,025,057
Total comprehensive income for the year	1,025,057

Current assets	1,820,262
Non-current assets	2,841,975
Current liabilities	1,958,230
Non-current liabilities	965,880

Net cash flows from operating activities	1,162,069
Net cash flows used in investing activities	(7,437,104)
Net cash flows used in financing activities	(1,835,878)
Effect of foreign exchange rate changes, net	(221,567)

Net increase in cash and cash equivalents	(8,332,480)

2018	Guizhou Huajin
Revenue	4,018,682
Total expenses	3,291,160
Profit for the year	727,522
Total comprehensive income for the year	727,522

Current assets	1,495,922
Non-current assets	2,752,815
Current liabilities	1,875,227
Non-current liabilities	418,070

Net cash flows from operating activities	1,104,759
Net cash flows used in investing activities	(75,066)
Net cash flows used in financing activities	(1,075,311)
Effect of foreign exchange rate changes, net	—

Net decrease in cash and cash equivalents	(45,618)

Guizhou Huaren
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Summarized financial information of subsidiaries

2018	Guizhou Huaren
Revenue	4,282,882
Total expenses	4,248,243
Profit for the year	34,639
Total comprehensive income for the year	34,639

Current assets	1,169,453
Non-current assets	3,038,875
Current liabilities	1,381,541
Non-current liabilities	1,458,995

Net cash flows from operating activities	134,781
Net cash flows used in investing activities	(510,243)
Net cash flows used in financing activities	(115,222)
Effect of foreign exchange rate changes, net	—

Net decrease in cash and cash equivalents	(490,684)

Huayun
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Summarized financial information of subsidiaries

2017	Huayun
Revenue	3,085,361
Total expenses	2,939,556
Profit for the year	145,805
Total comprehensive income for the year	145,805

Current assets	2,151,021
Non-current assets	7,549,859
Current liabilities	3,525,808
Non-current liabilities	4,122,238

Net cash flows from operating activities	263,559
Net cash flows used in investing activities	(4,408,396)
Net cash flows used in financing activities	4,308,874
Effect of foreign exchange rate changes, net	—

Net increase in cash and cash equivalents	164,037

2018	Huayun
Revenue	8,099,579
Total expenses	7,725,689
Profit for the year	373,890
Total comprehensive income for the year	373,890

Current assets	2,372,120
Non-current assets	8,338,220
Current liabilities	4,342,807
Non-current liabilities	3,947,839

Net cash flows from operating activities	1,448,853
Net cash flows used in investing activities	(2,097,536)
Net cash flows used in financing activities	614,418
Effect of foreign exchange rate changes, net	—

Net decrease in cash and cash equivalents	(34,265)